Large Cap Core Stock Portfolio Expense Example - Large Cap Core Stock Portfolio - Large Cap Core Stock Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 554